Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 2 | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Long Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1 | Short Interest Rates Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%